BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2011
BUSINESS ACQUISITIONS
Schedule of allocation of purchase price of the acquired assets and liabilities based on their estimated fair values at the acquisition date

Cash	$123.0
Restricted cash	8.9
Receivables and other current assets	11.4
Inventory	34.6
Property, plant and equipment	378.1
Other non current assets	5.6
Total tangible assets acquired	561. 6
Payables and other liabilities	(213.2)
Bank borrowings	(156.0)
Deferred tax liabilities	(3.8)
Total liabilities assumed	(373.0)
Net tangible assets acquired	188.6
Customer relationship	5.5
Order backlog	5.9
Total intangible assets acquired	11.4
Investment in an affiliate	24.0
Goodwill	185.4
Total purchase consideration	$409.4

Schedule of the results of operations on a pro forma basis

	Year Ended	Year Ended
	December 31,	December 31,
	2009	2010
	(unaudited)	(unaudited)
Pro forma revenue	1,739.3	2,965.3
Pro forma net income	94.6	258.4
Pro forma profit attributable to holders of common shares	94.5	257.4
Pro forma earnings per share:
Basic	0.56	1.43
Diluted	0.55	1.42
Weighted average number of shares used in computation:
Basic	169.7	179.6
Diluted	172.5	181.6